NOTE 9. INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components Of Income Tax Expense

Significant components of income tax expense for the three months ended March 31, 2018 and 2017 are as follows

	For the Three Month Ended
	March 31, 2018	March 31, 2017
Current tax expense	$4,531	$2,215
Deferred tax expense	-	-
Tax expense (benefit)	$4,531	$2,215